Debt (Tables)	12 Months Ended
Sep. 30, 2013
Debt [Abstract]
Schedule Of Debt
Debt consists of the following at September 30, 2013, and 2012:

(Dollars in thousands)	2013	2012
Revolving credit facility, including current portion	$172,000	115,000
Current portion of long-term debt	(50,000)	(50,000)
Total long-term debt, less current portion	$122,000	65,000